Chapman and Cutler LLP 1801 K Street NW, Suite 700 Washington, DC 20006

November 26, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Volatility Shares Trust
(Registration Nos. 333-263619 and 811-23785)

Ladies and Gentlemen:

On behalf of the Volatility Shares Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant for Volatility Premium Plus ETF, a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.  Post-Effective Amendment No. 30 was filed electronically with the Securities and Exchange Commission on November 22, 2024.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (202) 478-6492.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Barry I. Pershkow
Barry I. Pershkow